Description of Organization and Business Operations (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Nov. 30, 2022	Jun. 18, 2021	Jun. 18, 2021	Jun. 03, 2021	Feb. 28, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	May 02, 2023	Mar. 28, 2023	Mar. 02, 2023	Feb. 02, 2023	Dec. 30, 2022	Dec. 01, 2022	Jun. 03, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Condition for future business combination number of businesses minimum						1		1
Purchase price, per unit	$ 10.32
Proceeds from initial public offering, net of underwriting discount							$ 100,909,536
Proceeds from sale of Private Placement Warrants							9,190,140
Transaction costs						$ 690,542		690,542
Underwriting discount						2,065,200		2,065,200
Deferred underwriting discount						3,614,100		3,614,100
Fair value of underwriter shares						1,033,633		1,033,633
Other offering costs						769,518		769,518
Transaction costs including accumulated deficit						6,791,909		6,791,909
Aggregate working capital						200,000,000		200,000,000
Condition for future business combination threshold net tangible assets						5,000,001		5,000,001
Share price	$ 0.067											$ 0.067	$ 0.067	$ 0.067
Amount trust account on each public shares	$ 125,000
Assets held in trust	$ 87,541,322											$ 125,000	$ 125,000	$ 125,000
Cash						16,338		35,806
Working capital deficit						3,048,138		2,209,084
Stock Issued During Period, Value, New Issues							25,000
Promissory Note With Related Party [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Repayments of Related Party Advances						749,539		263,039
Common Class B [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Deferred offering costs															$ 1,200,000
Stock Issued During Period, Value, New Issues							$ 288
Sponsor [Member] | Founder Share [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock Issued During Period, Value, New Issues						$ 25,000		25,000
Sponsor [Member] | Common Class B [Member] | Founder Share [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock Issued During Period, Value, New Issues					$ 25,000
Private Placement Warrants [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Sale of private placement warrants (in shares)															1,548,900
Exercise price of warrants															$ 1.00
Public Warrants [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Exercise price of warrants															$ 0.15
Common Stock [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Sale of private placement warrants (in shares)	8,477,497
Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share price						$ 0.067			$ 0.067	$ 0.067	$ 0.067	$ 0.067
Assets held in trust						$ 125,000			$ 125,000	$ 125,000	$ 125,000	$ 125,000
IPO [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of units issued				10,000,000
Purchase price, per unit				$ 10.00
Proceeds from initial public offering, net of underwriting discount				$ 100,000,000
Transaction costs						$ 7,482,451		$ 7,482,451
Private Placement [Member] | Private Placement Warrants [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Sale of private placement warrants (in shares)		97,800	97,800	4,571,000
Warrants price (in dollars per share)				$ 1.00
Proceeds from sale of Private Placement Warrants		$ 97,800		$ 4,571,000
Exercise price of warrants		$ 1.00	$ 1.00	$ 1.00
Private Placement [Member] | Private Placement Warrants [Member] | Sponsor [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Sale of private placement warrants (in shares)		74,980	74,980	3,871,000
Private Placement [Member] | Private Placement Warrants [Member] | Maxim Groups Llc [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Sale of private placement warrants (in shares)		22,820	22,820	700,000
Over-Allotment Option [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of units issued		326,000		1,500,000		1,500,000	1,500,000
Purchase price, per unit		$ 10.00	$ 10.00
Proceeds from initial public offering, net of underwriting discount			$ 326,000,000
Proceeds from issuance of units		$ 3,260,000	3,260,000
Underwriting fees		$ 65,200	$ 65,200
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Original sponsor pay						$ 25,000
Chief Financial Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Original sponsor pay						$ 5,000